FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on recurring basis
The following table summarizes assets measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011(in thousands):

	September 30, 2012			December 31, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities:
Interest rate swaps	$—	$—	$—	$—	$30,094	$—

	2011			2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Free-standing put rights	$—	$—	$—	$—	$—	$800
Liabilities:
Interest rate swaps	—	$30,094	—	—	—	—

Schedule of carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis
The following table summarizes carrying amounts and estimated fair values for assets and liabilities, excluding assets and liabilities measured at fair value on a recurring basis, as of September 30, 2012 and December 31, 2011 (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$380,757	$380,757	$370,549	$370,549
Settlement assets	110,946	110,946	46,840	46,840
Liabilities:
Settlement obligations	248,752	248,752	208,669	208,669
Note payable	1,228,980	1,235,631	1,754,709	1,769,035

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	$370,549	$370,549	$236,512	$236,512
Settlement assets	46,840	46,840	29,044	29,044
Liabilities:
Settlement obligations	208,669	208,669	229,131	229,131
Note payable	1,754,709	1,769,035	1,756,278	1,799,938